Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cost of Revenues
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets during current period	¥ 2,228,522	$ 328,225
ProducedContent Predominantly Monetized With Other Content Assets
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets during current period	¥ 837,583	$ 123,363
Produced Content, Net
Produced Content Net [Line Items]
Amortization expense			¥ 2,324,085